BUSINESS SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Business Segment Information
BUSINESS SEGMENT INFORMATION

13. Business Segment Information

The following information is presented in accordance with the accounting pronouncement regarding disclosures about segments of an enterprise and related information. The Companies’ business segments were determined from the Companies’ internal organization and management reporting, which are based primarily on differences in services.

Real Estate Management/Rental Operations

Real Estate Management/Rental Operations consists of: investment properties leased to others located in Eastern Pennsylvania, New Jersey, Minnesota and Louisiana; recreational club activities; services to the trusts that operate resort residential communities; sales of investment properties; and rental of land and land improvements.

Land Resource Management

Land Resource Management consists of: land sales; land purchases; timbering operations; the Jack Frost National Golf Course; and a real estate development division. Timbering operations consist of selective timbering on our land holdings. Contracts are entered into for parcels that have had the timber selectively marked. We rely on the advice of our forester, who is engaged on a consulting basis and who receives a commission on each stumpage contract, for the timing and selection of certain parcels of land for timbering. Our forester gives significant attention to protecting the environment and retaining the value of these parcels for future timber harvests. The Jack Frost National Golf Course is managed by Billy Casper Golf, LLC, an unaffiliated third party. The real estate development division is responsible for the residential land development activities which include overseeing the construction of single and multi-family homes and development of infrastructure.

Funds expended to date for real estate development have been primarily for infrastructure improvements and home construction in the Laurelwoods II and Boulder Lake Village communities. Construction of 22 single family homes, four duplex homes in Laurelwoods II and 18 condominium units within Building J at Boulder Lake Village on Big Boulder Lake have been completed at October 31, 2012. Other expenditures for our development projects in the planning phases include fees for architects, engineers, consultants, studies and permits. All of the homes had been sold as of February 1, 2013.

Information by business segment is as follows:

	Three months ended		Six months ended
	4/30/13	4/30/12	4/30/13	4/30/12
Revenues from continuing operations:
Real estate management/rental operations	$692,944	$697,612	$1,358,930	$1,352,877
Land resource management	298,195	1,037,506	752,869	1,990,091
Total revenues from operations	$991,139	$1,735,118	$2,111,799	$3,342,968

Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Real estate management/rental operations	$231,361	$224,560	$395,188	$371,840
Land resource management	(3,956,714)	(268,728)	(4,211,655)	(328,292)
Total operating profit (loss), excluding general and administrative expenses	($3,725,353)	($44,168)	($3,816,467)	$43,548

General and administrative expenses:
Real estate management/rental operations	$323,090	$174,741	$627,614	$392,183
Land resource management	139,035	259,878	347,708	576,905
Total general and administrative expenses	$462,125	$434,619	$975,322	$969,088

Interest and other income, net:
Real estate management/rental operations	$13	$58	$1,316	$1,149
Land resource management	44	145	970	1,792
Total interest and other income, net	$57	$203	$2,286	$2,941

Interest expense:
Real estate management/rental operations	$244,081	$273,045	$494,612	$588,457
Land resource management	11,387	1,874	21,354	10,753
Total Interest expense	$255,468	$274,919	$515,966	$599,210

Loss from continuing operations before income taxes	($4,442,889)	($753,503)	($5,305,469)	($1,521,809)

Identifiable assets, net of accumulated depreciation at April 30, 2013 and October 31, 2012 and depreciation expense and capital expenditures for six months ended April 31, 2013 and the fiscal year ended October 31, 2012 by business segment are as follows:

April 30, 2013	Identifiable Assets	Depreciation and Amortization Expense	Capital Expenditures
Real estate management/rental operations	$24,441,239	$392,122	$5,028
Land resource management	20,519,803	168,928	0
Other corporate	99,082	20,472	129,824
Discontinued operations	166,682	0	0
Total Assets	$46,226,806	$581,522	$134,852

October 31, 2012	Identifiable Assets	Depreciation and Amortization Expense	Capital Expenditures
Real estate management/rental operations	$26,125,839	$804,900	$24,579
Land resource management	23,990,608	342,580	9,617
Other corporate	288,363	77,856	59,285
Discontinued operations	166,682	1,666	0
Total Assets	$50,571,492	$1,227,002	$93,481

During the six months ended April 30, 2012, the Companies had two material property sales, which totaled $10,911,419: one sale for $9,000,000 to JFBB Ski Areas, Inc. and one sale for $1,911,419 to Phyllis Enfield Trust. During the six months ended April 30, 2013, there was no concentration of sales.

15.  BUSINESS SEGMENT INFORMATION:

   The following information is presented in accordance with the accounting pronouncement regarding disclosures about segments of an enterprise and related information".  The Companies' business segments were determined from the Companies' internal organization and management reporting, which are based primarily on differences in services.

   Real Estate Management/Rental Operations

   Real Estate Management/Rental Operations consists of: investment properties leased to others located in Eastern Pennsylvania, New Jersey, Minnesota, Louisiana and Colorado; recreational club activities; services to the trusts that operate resort residential communities; sales of investment properties; and rental of land and land improvements.

   Land Resource Management

   Land Resource Management consists of: land sales; land purchases; timbering operations; the Jack Frost National Golf Course; and a real estate development division.  Timbering operations consist of selective timbering on our land holdings.  Contracts are entered into for parcels that have had the timber selectively marked.  We rely on the advice of our forester, who is engaged on a consulting basis and who receives a commission on each stumpage contract, for the timing and selection of certain parcels of land for timbering.  Our forester gives significant attention to protecting the environment and retaining the value of these parcels for future timber harvests.  The Jack Frost National Golf Course is managed by Billy Casper Golf, LLC, an unaffiliated third party.  The real estate development division is responsible for the residential land development activities which include overseeing the construction of single and multi-family homes and development of infrastructure.

   Funds expended to date for real estate development have been primarily for infrastructure improvements and home construction in the Laurelwoods II and Boulder Lake Village communities.  Construction of 22 single family homes and four duplex homes in Laurelwoods II has been completed at October 31, 2012.  The construction of 18 condominium units within Building J at Boulder Lake Village on Big Boulder Lake has been completed as well at October 31, 2012.  Other expenditures for our development projects in the planning phases include fees for architects, engineers, consultants, studies and permits.

   Information by business segment is as follows:

	10/31/12	10/31/11	10/31/10
Revenues from continuing operations:
Real estate management/rental operations	$2,787,941	$2,806,476	$2,857,266
Land resource management	4,341,767	2,872,670	2,557,013
Total revenues from operations	$7,129,708	$5,679,146	$5,414,279

Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Real estate management/rental operations	$843,515	$825,152	$734,681
Land resource management	(323,964)	(1,544,539)	(3,055,472)
Total operating profit, excluding general and administrative expenses	$519,551	($719,387)	($2,320,791)

General and administrative expenses:
Real estate management/rental operations	$735,801	$885,251	$1,286,717
Land resource management	1,145,890	906,130	1,151,503
Total general and administrative expenses	1,881,691	$1,791,381	$2,438,220

Interest and other income, net:
Real estate management/rental operations	$2,099	$9,277	$9,739
Land resource management	1,216	1,982	11,852
Total interest and other income, net	$3,315	$11,259	$21,591

	10/31/12	10/31/11	10/31/10
Interest expense:
Real estate management/rental operations	$955,531	$1,085,769	$1,042,795
Land resource management	172,556	329,262	218,544
Total Interest expense	$1,128,087	$1,415,031	$1,261,339

Income (loss) from continuing operations before income taxes	($2,486,912)	($3,914,540)	($5,998,759)

  For the fiscal year ended October 31, 2012, we sold the Jack Frost Mountain and Big Boulder ski areas for a total of $9,000,000 and the Jack in the Box property for $1,911,419. For fiscal year ended October 31, 2011, we sold the Applebee’s property for $1,450,000.  For the fiscal year ended October 31, 2010, there were no concentration of sales.

   Identifiable assets, net of accumulated depreciation at October 31, 2012, 2011, and 2010 and depreciation expense and capital expenditures for the years then ended by business segment are as follows:

	Identifiable Assets	Depreciation and Amortization Expense	Capital Expenditures
October 31, 2012
Real estate management/rental operations	$26,125,839	$804,900	$24,579
Land resource management	23,990,608	342,580	9,617
Other corporate	288,363	77,856	59,285
Discontinued operations	166,682	1,666	0
Total Assets	$50,571,492	$1,227,002	$93,481

October 31, 2011
Real estate management/rental operations	$20,629,423	$623,470	$761
Land resource management	33,251,319	382,559	225,105
Other corporate	222,697	109,991	203,691
Discontinued operations	11,002,270	238,810	0
Total Assets	$65,105,709	$1,354,830	$429,557

October 31, 2010
Real estate management/rental operations	$24,216,702	$676,042	$1,462,552
Land resource management	33,186,415	381,607	73,084
Other corporate	322,144	89,714	7,363
Discontinued operations	12,532,129	194,411	0
Total Assets	$70,257,390	$1,341,774	$1,542,999

   All asset impairments in Fiscal 2012, 2011 and 2010 relate to the Land Resource Management segment.